Document and Entity Information	Oct. 13, 2023
Cover [Abstract]
Entity Registrant Name	HARTE HANKS INC
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0000045919
Document Type	8-K
Document Period End Date	Oct. 13, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-7120
Entity Tax Identification Number	74-1677284
Entity Address, Address Line One	1 Executive Drive
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Chelmsford
Entity Address, Postal Zip Code	01824
City Area Code	(210)
Local Phone Number	829-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false